Income Taxes - Components of Income tax provision (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current income taxes:
Federal		$ 0
State and local		0
Foreign		2,708
Total current		2,708
Deferred income taxes:
Federal		0
State and local		0
Foreign		211
Total deferred	$ (317)	211
Income tax provision	$ 804	$ 2,919	$ 0